Leases - Schedule of Weighted-Average Remaining Lease Terms and Weighted-Average Discount Rates (Details)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Schedule of Weighted-Average Remaining Lease Terms and Weighted-Average Discount Rates [Abstract]
Weighted-average remaining lease term – operating leases (in years)	5 years 6 months	6 years	6 years 2 months 12 days	6 years 6 months
Weighted-average discount rate – operating leases	22.00%	22.00%	22.00%	22.00%